FORM 13F COVER PAGE

Report for the Calendar Quarter ended: December 31,2009

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name:             Wright Private Asset Management
Address:          440 Wheelers Farms Road
                  Milford,Connecticut 06461

13F File Number:  028-12018

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, scheduled, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Judith R. Corchard
Title:    Compliance Officer
Phone:    203-783-4400
Signature, Place, and Date of Signing:


 /s/ Judith R. Corchard
 -------------------------
    Judith R. Corchard     Milford, Connecticut      February 1, 2010


Report Type (check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.



                                                    Wright Private Asset Management
                                                              FORM 13F
                                                             12/31/2009

                                                       Form 13F Information Table                      Voting Authority
                                 Title               --------------------------                   --------------------------
                                  of                   Value     Shares/    Sh/ Put/ Invstmt Other
Name Of Issuer                   Class       CUSIP   (x$1000)    Prn Amt    Prn Call Dscretn Mgrs  Sole   Shared   None
-------------------------        -----     -------- ---------   --------  ----- ---- ------- ----- ----- ------- ------


COMMON STOCK
------------
AT&T Inc                          COM      00206r102    657        23,433    SH       SOLE         22,636    0      797
American Express Co.              COM      025816109    293         7,240    SH       SOLE          7,005    0      235
Apple Computer  Inc               COM      037833100    311         1,475    SH       SOLE          1,425    0       50
Bank Of America Corp              COM      060505104    182        12,104    SH       SOLE         11,669    0      435
Caterpillar Inc                   COM      149123101    222         3,895    SH       SOLE          3,685    0      210
Chevron Corp                      COM      166764100    683         8,875    SH       SOLE          8,575    0      300
Cisco System Inc                  COM      17275r102    366        15,303    SH       SOLE         14,738    0      565
Coca Cola Co.                     COM      191216100    256         4,485    SH       SOLE          4,310    0      175
Computer Sciences Corp            COM      205363104    328         5,695    SH       SOLE          5,465    0      230
Costco Wholesale Corp             COM      22160k105    270         4,570    SH       SOLE          4,350    0      220
Exelon Corp                       COM      30161n101    318         6,505    SH       SOLE          6,260    0      245
Exxon Mobil Corp                  COM      30231g102    631         9,257    SH       SOLE          8,924    0      333
General Electric Co.              COM      369604103    224        14,775    SH       SOLE         14,445    0      330
Hewlett-Packard Co.               COM      428236103    592        11,496    SH       SOLE         11,096    0      400
Honeywell Intl Inc                COM      438516106    260         6,640    SH       SOLE          6,460    0      180
I B M                             COM      459200101    650         4,965    SH       SOLE          4,805    0      160
Illinois Tool Works               COM      452308109    206         4,285    SH       SOLE          4,100    0      185
Intel Corp                        COM      458140100    429        21,052    SH       SOLE         20,297    0      755
JP Morgan Chase & Co.             COM      46625h100    436        10,465    SH       SOLE         10,105    0      360
Johnson & Johnson                 COM      478160104    514         7,986    SH       SOLE          7,720    0      266
McDonalds Corp                    COM      580135101    495         7,930    SH       SOLE          7,625    0      305
Medtronic Inc                     COM      585055106    331         7,536    SH       SOLE          7,230    0      306
Metlife Inc                       COM      59156r108    264         7,480    SH       SOLE          7,160    0      320
Microsoft Corp                    COM      594918104    593        19,444    SH       SOLE         18,789    0      655
Nike Inc Cl B                     COM      654106103    213         3,225    SH       SOLE          3,085    0      140
Pepsico Inc                       COM      713448108    304         4,994    SH       SOLE          4,805    0      189
Pfizer Inc                        COM      717081103    423        23,264    SH       SOLE         22,417    0      847
Procter & Gamble                  COM      742718109    354         5,835    SH       SOLE          5,645    0      190
Schlumberger Ltd                  COM      806857108    360         5,535    SH       SOLE          5,325    0      210
Sigma-Aldrich                     COM      826552101    220         4,353    SH       SOLE          4,200    0      153
Target Corp                       COM      87612e106    340         7,035    SH       SOLE          6,785    0      250
US Bancorp                        COM      902973304    252        11,195    SH       SOLE         10,710    0      485
United Technologies               COM      913017109    362         5,210    SH       SOLE          5,020    0      190
Wellpoint Inc                     COM      94973v107    228         3,905    SH       SOLE          3,755    0      150
Wells Fargo Company               COM      949746101    294        10,875    SH       SOLE         10,450    0      425
                                                    -------
 GRAND TOTAL                                         12,862
                                                    =======


                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                         0

Form 13F Information Table Entry Total:                   35
Form 13F Information Table Value Total:              $12,862


List of Other Included Managers:            NONE